LICENSING AND COLLABORATION ARRANGEMENTS - Additional information (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Dec. 10, 2020	Sep. 03, 2020	Aug. 31, 2022	Sep. 30, 2020	Nov. 30, 2016	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 25, 2023	Feb. 28, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues							$ 632	$ (1,551)
Reduction of revenue								(5,821)
Research and development expense						$ 21,770	21,448	22,547
Collaboration Agreement With ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee payable										$ 9,000
Interest payable									$ 9,000
Ferring | Licensing Agreement with Ferring
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee					$ 2,000			3,000
Milestone Payments					14,500
Additional upfront license fee					3,000
Additional milestone payments					$ 30,000
Percentage of annual net sales					10.00%
Revenues								5,500
AbbVie
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee	$ 180,000
Milestone payment receivable	20,000
Eligible future milestone payments receivable	1,740,000
Total transaction price under the agreement			$ 1,295,000
AbbVie | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee			200,000
Research and development expense			183,000
AbbVie | Study I
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction of revenue								(5,800)
Research and development expense			8,800
Contract liabilities							600
AbbVie | Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense			8,200
Contract liabilities							$ 600
AbbVie | Study I and Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues								$ 1,500
AbbVie | Clinical milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Eligible future milestone payments receivable	$ 840,000
AbbVie | Second milestone | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone Payments		$ 50,000	$ 50,000
TJBio Hangzhou | Licensing Agreement with Ferring
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee				$ 3,000
Milestone Payments						$ 2,750
Milestone payment received				$ 3,000